Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of income before income taxes
	December 31, 2020	December 31, 2019

United States	$24,096	$4,506
Foreign	4,350	1,256

Schedule of (benefit) provision for income taxes
	December 31, 2020	December 31, 2019
Current:
Federal	$-	$-
State and local	78	79
Foreign	947	257
Total current	1,025	336
Deferred:
Federal	(29,502)	-
State and local	(13,591)	(11)
Foreign	(390)	(171)
Tax benefit recorded to additional paid-in capital	2,180	-
Total deferred	(41,303)	(182)

Total income tax (benefit) expense	$(40,278)	$154

Schedule of statutory federal income tax rate to income before income tax provisions
	December 31, 2020		December 31, 2019
Income taxes computed at Federal statutory rate	$5,974	21.0%	$1,210	21.0%
State and local taxes	(422)	(1.5)%	69	1.2%
Section 162(m) limitation	2,537	8.9%	-	-
Derivative Gain / Loss	(7,812)	(27.5)%	-	-
Permanent differences	(187)	(0.6)%	-	-
Foreign taxes	947	3.3%	419	7.3%
Earnings not subject to federal entity-level tax	(2,013)	(7.1)%	(1,210)	(21.0)%
Change in valuation allowance	-	-	(334)	(5.8)%
Change in tax status	(39,261)	(138.0)%	-	-
Other	(41)	(0.1)%	-	-

Total	$(40,278)	(141.6)%	$154	2.7%

Schedule of deferred income tax assets and liabilities
	2020	2019
Deferred tax assets
Transaction costs	$2,180	$-
Fixed assets	65	-
Intangibles	38,667	-
Stock based compensation	951	-
Accruals and reserves	275	-
Net operating loss carryforwards	1,520	171
Other	109	56

Total deferred tax assets	$43,767	$227

	2020	2019
Deferred tax liability
Unrealized exchange gain	$(242)	$-

Net	$43,525	$227